American Funds College Target Date Series®
American Funds College 2042 Fund
Investment portfolio
January 31, 2026
unaudited
Fund investments Growth funds 48%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	847,817	$66,995
The Growth Fund of America, Class R-6	687,252	55,722
New Perspective Fund, Class R-6	732,694	53,106
AMCAP Fund, Class R-6 (a)	790,715	37,606
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,866,855	33,513
EUPAC Fund, Class R-6	515,907	32,977
The New Economy Fund, Class R-6 (a)	378,210	28,884
American Funds Global Insight Fund, Class R-6	479,154	13,963
		322,766
Growth-and-income funds 39%
Fundamental Investors, Class R-6	780,304	74,503
Capital World Growth and Income Fund, Class R-6	883,717	66,385
The Investment Company of America, Class R-6	990,297	63,082
Washington Mutual Investors Fund, Class R-6	545,672	36,238
International Growth and Income Fund, Class R-6	465,874	22,171
		262,379
Balanced funds 7%
American Funds Global Balanced Fund, Class R-6	564,105	23,309
American Balanced Fund, Class R-6	604,669	23,280
		46,589
Fixed income funds 6%
American High-Income Trust, Class R-6	2,375,033	23,560
U.S. Government Securities Fund, Class R-6	1,293,822	15,668
		39,228
Total investment securities 100% (cost: $627,180,000)		670,962
Other assets less liabilities 0%		(175)
Net assets 100%		$670,787
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
SMALLCAP World Fund, Inc., Class R-6	$50,740	$15,872	$—	$—	$383	$66,995	$565	$2,164
The Growth Fund of America, Class R-6	42,568	17,828	—	—	(4,674)	55,722	261	4,440
New Perspective Fund, Class R-6	41,452	13,075	—	—	(1,421)	53,106	596	2,357
AMCAP Fund, Class R-6 (a)	29,321	9,539	—	—	(1,254)	37,606	—	1,378
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	25,369	6,645	—	—	1,499	33,513	127	—
EUPAC Fund, Class R-6	26,225	7,448	—	—	(696)	32,977	854	2,055
The New Economy Fund, Class R-6 (a)	22,338	7,234	—	—	(688)	28,884	—	2,236
American Funds Global Insight Fund, Class R-6	9,273	4,313	—	—	377	13,963	132	—
						322,766
Growth-and-income funds 39%
Fundamental Investors, Class R-6	59,425	14,866	—	—	212	74,503	162	3,532
Capital World Growth and Income Fund, Class R-6	51,559	15,513	—	—	(687)	66,385	370	4,624
The Investment Company of America, Class R-6	46,787	19,406	—	—	(3,111)	63,082	159	4,229
Washington Mutual Investors Fund, Class R-6	26,485	10,048	—	—	(295)	36,238	141	1,314
International Growth and Income Fund, Class R-6	17,197	3,937	—	—	1,037	22,171	147	1,008
						262,379
Balanced funds 7%
American Funds Global Balanced Fund, Class R-6	15,509	7,891	—	—	(91)	23,309	146	723
American Balanced Fund, Class R-6	15,508	8,058	—	—	(286)	23,280	225	996
						46,589
Fixed income funds 6%
American High-Income Trust, Class R-6	15,618	7,905	—	—	37	23,560	318	—
U.S. Government Securities Fund, Class R-6	12,180	3,536	—	—	(48)	15,668	143	—
						39,228
Total 100%				$—	$(9,706)	$670,962	$4,346	$31,056

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2039 Fund
Investment portfolio
January 31, 2026
unaudited
Fund investments Growth funds 35%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,776,349	$144,026
SMALLCAP World Fund, Inc., Class R-6	1,692,645	133,753
New Perspective Fund, Class R-6	1,530,132	110,904
AMCAP Fund, Class R-6 (a)	1,758,860	83,651
American Funds Global Insight Fund, Class R-6	2,453,590	71,498
The New Economy Fund, Class R-6 (a)	868,515	66,328
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	5,201,851	60,810
EUPAC Fund, Class R-6	443,373	28,340
		699,310
Growth-and-income funds 36%
The Investment Company of America, Class R-6	2,933,266	186,849
Capital World Growth and Income Fund, Class R-6	2,420,881	181,857
Fundamental Investors, Class R-6	1,745,366	166,647
Washington Mutual Investors Fund, Class R-6	2,014,678	133,795
International Growth and Income Fund, Class R-6	1,291,236	61,450
		730,598
Balanced funds 10%
American Balanced Fund, Class R-6	2,962,352	114,051
American Funds Global Balanced Fund, Class R-6	2,101,092	86,817
		200,868
Fixed income funds 19%
The Bond Fund of America, Class R-6	12,296,024	140,667
American High-Income Trust, Class R-6	13,039,154	129,348
American Funds Multi-Sector Income Fund, Class R-6	10,383,886	98,439
U.S. Government Securities Fund, Class R-6	1,095,764	13,270
		381,724
Total investment securities 100% (cost: $1,730,825,000)		2,012,500
Other assets less liabilities 0%		(665)
Net assets 100%		$2,011,835
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35%
The Growth Fund of America, Class R-6	$136,591	$21,177	$34	$15	$(13,723)	$144,026	$757	$12,892
SMALLCAP World Fund, Inc., Class R-6	129,389	8,028	4,376	1,274	(562)	133,753	1,270	4,860
New Perspective Fund, Class R-6	103,985	10,434	—	—	(3,515)	110,904	1,388	5,488
AMCAP Fund, Class R-6 (a)	80,057	6,792	—	—	(3,198)	83,651	—	3,521
American Funds Global Insight Fund, Class R-6	55,859	13,458	—	—	2,181	71,498	790	—
The New Economy Fund, Class R-6 (a)	66,037	6,684	4,363	1,953	(3,983)	66,328	—	5,689
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	58,803	1,417	2,542	173	2,959	60,810	264	—
EUPAC Fund, Class R-6	45,244	2,847	18,661	3,937	(5,027)	28,340	793	1,908
						699,310
Growth-and-income funds 36%
The Investment Company of America, Class R-6	170,654	26,766	—	—	(10,571)	186,849	529	14,065
Capital World Growth and Income Fund, Class R-6	164,062	20,449	—	—	(2,654)	181,857	1,106	13,825
Fundamental Investors, Class R-6	152,587	13,902	—	—	158	166,647	394	8,604
Washington Mutual Investors Fund, Class R-6	118,944	16,023	—	—	(1,172)	133,795	586	5,440
International Growth and Income Fund, Class R-6	53,379	5,189	—	—	2,882	61,450	437	3,001
						730,598
Balanced funds 10%
American Balanced Fund, Class R-6	100,005	15,806	—	—	(1,760)	114,051	1,269	5,622
American Funds Global Balanced Fund, Class R-6	77,718	9,634	—	—	(535)	86,817	622	3,079
						200,868
Fixed income funds 19%
The Bond Fund of America, Class R-6	108,318	32,780	—	—	(431)	140,667	1,380	—
American High-Income Trust, Class R-6	110,638	18,467	—	—	243	129,348	1,974	—
American Funds Multi-Sector Income Fund, Class R-6	74,970	23,638	—	—	(169)	98,439	1,393	—
U.S. Government Securities Fund, Class R-6	19,535	145	6,372	151	(189)	13,270	145	—
						381,724
Total 100%				$7,503	$(39,066)	$2,012,500	$15,097	$87,994

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2036 Fund
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 14%	Shares	Value (000)
New Perspective Fund, Class R-6	1,527,989	$110,749
American Funds Global Insight Fund, Class R-6	3,340,048	97,329
AMCAP Fund, Class R-6 (a)	1,987,044	94,504
The Growth Fund of America, Class R-6	1,092,192	88,555
SMALLCAP World Fund, Inc., Class R-6	834,571	65,948
The New Economy Fund, Class R-6 (a)	516,452	39,441
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,232,190	26,094
		522,620
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	4,141,706	311,125
The Investment Company of America, Class R-6	4,269,460	271,965
Washington Mutual Investors Fund, Class R-6	4,091,591	271,722
American Mutual Fund, Class R-6	3,494,238	212,380
Fundamental Investors, Class R-6	2,076,350	198,250
International Growth and Income Fund, Class R-6	1,885,436	89,728
		1,355,170
Equity-income funds 5%
Capital Income Builder, Class R-6	1,192,338	94,624
The Income Fund of America, Class R-6	2,602,871	70,486
		165,110
Balanced funds 10%
American Balanced Fund, Class R-6	6,179,652	237,917
American Funds Global Balanced Fund, Class R-6	2,880,141	119,007
		356,924
Fixed income funds 34%
The Bond Fund of America, Class R-6	42,671,567	488,161
American Funds Multi-Sector Income Fund, Class R-6	26,541,221	251,611
American High-Income Trust, Class R-6	25,343,846	251,411
American Funds Mortgage Fund, Class R-6	13,771,320	122,978
American Funds Strategic Bond Fund, Class R-6	13,096,687	122,978
		1,237,139
Total investment securities 100% (cost: $3,257,997,000)		3,636,963
Other assets less liabilities 0%		(1,013)
Net assets 100%		$3,635,950
American Funds College Target Date Series — Page 3 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
New Perspective Fund, Class R-6	$115,761	$8,657	$9,894	$2,544	$(6,319)	$110,749	$1,401	$5,538
American Funds Global Insight Fund, Class R-6	98,726	1,564	5,756	1,663	1,132	97,329	1,107	—
AMCAP Fund, Class R-6 (a)	100,380	4,701	6,704	1,675	(5,548)	94,504	—	4,087
The Growth Fund of America, Class R-6	114,029	9,944	25,968	7,842	(17,292)	88,555	482	8,208
SMALLCAP World Fund, Inc., Class R-6	77,713	3,668	15,590	2,068	(1,911)	65,948	626	2,396
The New Economy Fund, Class R-6 (a)	51,962	3,863	14,927	2,556	(4,013)	39,441	—	3,383
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	30,529	229	5,966	406	896	26,094	113	—
						522,620
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	289,982	29,312	3,324	1,185	(6,030)	311,125	1,914	23,928
The Investment Company of America, Class R-6	268,091	23,845	3,754	1,499	(17,716)	271,965	801	21,300
Washington Mutual Investors Fund, Class R-6	248,828	25,440	—	—	(2,546)	271,722	1,244	11,559
American Mutual Fund, Class R-6	161,390	54,667	—	—	(3,677)	212,380	1,178	11,066
Fundamental Investors, Class R-6	202,171	12,213	16,068	5,739	(5,805)	198,250	473	10,313
International Growth and Income Fund, Class R-6	82,998	5,048	2,501	636	3,547	89,728	642	4,406
						1,355,170
Equity-income funds 5%
Capital Income Builder, Class R-6	71,953	22,146	—	—	525	94,624	1,109	4,021
The Income Fund of America, Class R-6	52,077	18,823	—	—	(414)	70,486	1,245	3,791
						165,110
Balanced funds 10%
American Balanced Fund, Class R-6	220,888	21,028	—	—	(3,999)	237,917	2,766	12,252
American Funds Global Balanced Fund, Class R-6	115,642	5,253	1,040	227	(1,075)	119,007	883	4,371
						356,924
Fixed income funds 34%
The Bond Fund of America, Class R-6	440,836	48,939	—	—	(1,614)	488,161	5,087	—
American Funds Multi-Sector Income Fund, Class R-6	234,036	18,073	—	—	(498)	251,611	3,851	—
American High-Income Trust, Class R-6	234,197	16,718	—	—	496	251,411	4,001	—
American Funds Mortgage Fund, Class R-6	99,625	23,492	—	—	(139)	122,978	1,272	—
American Funds Strategic Bond Fund, Class R-6	99,625	23,469	—	—	(116)	122,978	1,191	—
						1,237,139
Total 100%				$28,040	$(72,116)	$3,636,963	$31,386	$130,619

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 4 of 12

American Funds College 2033 Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,253,671	$36,532
New Perspective Fund, Class R-6	499,890	36,232
AMCAP Fund, Class R-6 (a)	742,009	35,290
		108,054
Growth-and-income funds 29%
American Mutual Fund, Class R-6	6,802,936	413,482
Washington Mutual Investors Fund, Class R-6	4,802,841	318,957
Capital World Growth and Income Fund, Class R-6	3,458,770	259,823
The Investment Company of America, Class R-6	2,754,775	175,479
Fundamental Investors, Class R-6	791,414	75,564
International Growth and Income Fund, Class R-6	820,141	39,031
		1,282,336
Equity-income funds 12%
The Income Fund of America, Class R-6	10,818,380	292,962
Capital Income Builder, Class R-6	2,851,840	226,322
		519,284
Balanced funds 9%
American Balanced Fund, Class R-6	8,022,356	308,861
American Funds Global Balanced Fund, Class R-6	2,543,168	105,083
		413,944
Fixed income funds 47%
The Bond Fund of America, Class R-6	54,235,180	620,451
American Funds Mortgage Fund, Class R-6	40,551,981	362,129
American Funds Strategic Bond Fund, Class R-6	38,565,409	362,129
American Funds Multi-Sector Income Fund, Class R-6	31,381,164	297,493
American High-Income Trust, Class R-6	29,977,283	297,375
Intermediate Bond Fund of America, Class R-6	11,144,985	141,876
		2,081,453
Total investment securities 100% (cost: $4,074,280,000)		4,405,071
Other assets less liabilities 0%		(1,254)
Net assets 100%		$4,403,817
American Funds College Target Date Series — Page 5 of 12

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$35,049	$415	$—	$—	$1,068	$36,532	$415	$—
New Perspective Fund, Class R-6	35,152	2,270	—	—	(1,190)	36,232	458	1,812
AMCAP Fund, Class R-6 (a)	35,160	1,527	—	—	(1,397)	35,290	—	1,526
						108,054
Growth-and-income funds 29%
American Mutual Fund, Class R-6	396,830	24,754	—	—	(8,102)	413,482	2,383	22,372
Washington Mutual Investors Fund, Class R-6	307,014	15,052	—	—	(3,109)	318,957	1,463	13,589
Capital World Growth and Income Fund, Class R-6	242,340	21,581	—	—	(4,098)	259,823	1,598	19,983
The Investment Company of America, Class R-6	171,679	14,260	—	—	(10,460)	175,479	517	13,744
Fundamental Investors, Class R-6	71,419	4,110	—	—	35	75,564	180	3,931
International Growth and Income Fund, Class R-6	35,010	2,197	—	—	1,824	39,031	279	1,917
						1,282,336
Equity-income funds 12%
The Income Fund of America, Class R-6	267,163	27,499	—	—	(1,700)	292,962	5,213	15,876
Capital Income Builder, Class R-6	212,645	12,375	—	—	1,302	226,322	2,676	9,700
						519,284
Balanced funds 9%
American Balanced Fund, Class R-6	294,595	19,526	—	—	(5,260)	308,861	3,597	15,929
American Funds Global Balanced Fund, Class R-6	101,190	4,638	—	—	(745)	105,083	780	3,859
						413,944
Fixed income funds 47%
The Bond Fund of America, Class R-6	597,650	24,919	—	—	(2,118)	620,451	6,634	—
American Funds Mortgage Fund, Class R-6	332,688	29,852	—	—	(411)	362,129	3,900	—
American Funds Strategic Bond Fund, Class R-6	333,106	29,365	—	—	(342)	362,129	3,612	—
American Funds Multi-Sector Income Fund, Class R-6	289,131	8,981	—	—	(619)	297,493	4,629	—
American High-Income Trust, Class R-6	289,519	7,271	—	—	585	297,375	4,814	—
Intermediate Bond Fund of America, Class R-6	124,513	17,368	—	—	(5)	141,876	1,381	—
						2,081,453
Total 100%				$—	$(34,742)	$4,405,071	$44,529	$124,238

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 6 of 12

American Funds College 2030 Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	8,415,452	$511,491
Washington Mutual Investors Fund, Class R-6	2,797,570	185,787
Capital World Growth and Income Fund, Class R-6	1,887,704	141,804
The Investment Company of America, Class R-6	529,462	33,727
		872,809
Equity-income funds 10%
The Income Fund of America, Class R-6	12,143,230	328,838
Capital Income Builder, Class R-6	2,170,639	172,262
		501,100
Balanced funds 8%
American Balanced Fund, Class R-6	9,357,108	360,249
American Funds Global Balanced Fund, Class R-6	827,400	34,188
		394,437
Fixed income funds 65%
Intermediate Bond Fund of America, Class R-6	76,843,901	978,223
American Funds Mortgage Fund, Class R-6	74,935,063	669,170
The Bond Fund of America, Class R-6	52,684,771	602,714
American Funds Strategic Bond Fund, Class R-6	53,510,799	502,466
American High-Income Trust, Class R-6	28,806,553	285,761
American Funds Multi-Sector Income Fund, Class R-6	30,073,377	285,096
		3,323,430
Total investment securities 100% (cost: $4,950,391,000)		5,091,776
Other assets less liabilities 0%		(1,469)
Net assets 100%		$5,090,307
American Funds College Target Date Series — Page 7 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$486,178	$35,199	$—	$—	$(9,886)	$511,491	$2,929	$27,505
Washington Mutual Investors Fund, Class R-6	205,858	9,625	28,332	6,383	(7,747)	185,787	854	7,933
Capital World Growth and Income Fund, Class R-6	146,553	13,081	15,855	2,474	(4,449)	141,804	864	10,804
The Investment Company of America, Class R-6	44,362	2,741	11,424	2,988	(4,940)	33,727	99	2,642
						872,809
Equity-income funds 10%
The Income Fund of America, Class R-6	327,154	23,769	20,555	3,583	(5,113)	328,838	5,849	17,814
Capital Income Builder, Class R-6	183,295	9,868	22,372	3,519	(2,048)	172,262	2,031	7,362
						501,100
Balanced funds 8%
American Balanced Fund, Class R-6	349,138	24,958	7,961	2,213	(8,099)	360,249	4,167	18,454
American Funds Global Balanced Fund, Class R-6	43,689	1,509	10,848	1,745	(1,907)	34,188	254	1,256
						394,437
Fixed income funds 65%
Intermediate Bond Fund of America, Class R-6	847,316	130,880	—	—	27	978,223	9,519	—
American Funds Mortgage Fund, Class R-6	614,516	55,664	397	31	(644)	669,170	7,255	—
The Bond Fund of America, Class R-6	593,060	11,736	—	—	(2,082)	602,714	6,543	—
American Funds Strategic Bond Fund, Class R-6	476,011	26,961	—	—	(506)	502,466	5,176	—
American High-Income Trust, Class R-6	281,750	5,730	2,282	175	388	285,761	4,656	—
American Funds Multi-Sector Income Fund, Class R-6	281,593	5,596	1,492	69	(670)	285,096	4,480	—
						3,323,430
Total 100%				$23,180	$(47,676)	$5,091,776	$54,676	$93,770

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 8 of 12

American Funds College 2027 Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 10%	Shares	Value (000)
American Mutual Fund, Class R-6	6,027,894	$366,376
Capital World Growth and Income Fund, Class R-6	324,457	24,373
Washington Mutual Investors Fund, Class R-6	361,125	23,982
		414,731
Equity-income funds 2%
The Income Fund of America, Class R-6	2,232,136	60,446
Capital Income Builder, Class R-6	306,848	24,352
		84,798
Balanced funds 6%
American Balanced Fund, Class R-6	5,729,338	220,579
Fixed income funds 82%
Intermediate Bond Fund of America, Class R-6	91,389,166	1,163,384
Short-Term Bond Fund of America, Class R-6	113,865,154	1,096,521
American Funds Mortgage Fund, Class R-6	50,920,396	454,719
American Funds Strategic Bond Fund, Class R-6	27,427,798	257,547
The Bond Fund of America, Class R-6	11,601,005	132,716
American High-Income Trust, Class R-6	6,114,506	60,656
American Funds Multi-Sector Income Fund, Class R-6	6,383,491	60,516
		3,226,059
Total investment securities 100% (cost: $3,988,387,000)		3,946,167
Other assets less liabilities 0%		(1,129)
Net assets 100%		$3,945,038
American Funds College Target Date Series — Page 9 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 10%
American Mutual Fund, Class R-6	$364,955	$27,037	$18,424	$5,394	$(12,586)	$366,376	$2,158	$20,262
Capital World Growth and Income Fund, Class R-6	30,661	2,809	8,583	1,136	(1,650)	24,373	172	2,149
Washington Mutual Investors Fund, Class R-6	30,214	1,495	7,478	1,199	(1,448)	23,982	123	1,145
						414,731
Equity-income funds 2%
The Income Fund of America, Class R-6	75,360	5,010	19,455	2,665	(3,134)	60,446	1,222	3,722
Capital Income Builder, Class R-6	30,222	1,539	7,550	982	(841)	24,352	324	1,174
						84,798
Balanced funds 6%
American Balanced Fund, Class R-6	225,688	17,758	19,031	2,918	(6,754)	220,579	2,674	11,843
Fixed income funds 82%
Intermediate Bond Fund of America, Class R-6	1,131,608	33,295	1,502	72	(89)	1,163,384	11,909	—
Short-Term Bond Fund of America, Class R-6	952,244	147,961	4,814	105	1,025	1,096,521	10,450	—
American Funds Mortgage Fund, Class R-6	464,164	6,005	14,934	145	(661)	454,719	5,163	—
American Funds Strategic Bond Fund, Class R-6	269,235	2,831	14,259	(68)	(192)	257,547	2,733	—
The Bond Fund of America, Class R-6	166,335	1,742	34,820	(5,512)	4,971	132,716	1,609	—
American High-Income Trust, Class R-6	75,315	1,363	16,135	1,247	(1,134)	60,656	1,100	—
American Funds Multi-Sector Income Fund, Class R-6	75,214	1,180	15,720	748	(906)	60,516	1,059	—
						3,226,059
Total 100%				$11,031	$(23,399)	$3,946,167	$40,696	$40,295

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	4,785,016	$290,833
Balanced funds 5%
American Balanced Fund, Class R-6	4,199,658	161,687
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	135,243,656	1,302,396
Intermediate Bond Fund of America, Class R-6	79,309,332	1,009,608
American Funds Mortgage Fund, Class R-6	36,519,560	326,120
American Funds Strategic Bond Fund, Class R-6	17,312,335	162,563
		2,800,687
Total investment securities 100% (cost: $3,403,933,000)		3,253,207
Other assets less liabilities 0%		(1,152)
Net assets 100%		$3,252,055
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$312,599	$19,028	$34,678	$6,981	$(13,097)	$290,833	$1,816	$17,049
Balanced funds 5%
American Balanced Fund, Class R-6	175,605	11,141	22,023	3,299	(6,335)	161,687	2,052	9,089
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,405,822	13,782	118,607	607	792	1,302,396	13,782	—
Intermediate Bond Fund of America, Class R-6	1,088,043	10,972	89,454	1,113	(1,066)	1,009,608	10,972	—
American Funds Mortgage Fund, Class R-6	351,204	3,841	28,569	(3,436)	3,080	326,120	3,841	—
American Funds Strategic Bond Fund, Class R-6	175,565	1,792	14,614	(2,740)	2,560	162,563	1,792	—
						2,800,687
Total 100%				$5,824	$(14,066)	$3,253,207	$34,255	$26,138

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-800-0326
American Funds College Target Date Series — Page 12 of 12